Stockholders’ Equity (Details) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended		13 Months Ended
	Sep. 08, 2023	Sep. 17, 2020	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2023	Dec. 15, 2022	Oct. 15, 2022	Oct. 17, 2020	Sep. 16, 2020
Stockholders’ Equity [Line Items]
Common stock, shares cancelled (in Shares)					23,122,149		20,000,000	147,984,230	23,122,149	110,000,000		17,600,000
Stock-based compensation expense					$ 2,724,000	$ 751,000	$ 1,001,000	$ 2,526,000
Recognized stock compensation							$ 0
Weighted-average remaining contractual term of employees exercisable					7 years 321 days
Stock options expire term							10 years
Unrecognized cost							$ 100,000
Weighted-average service period							302 days
Weighted-average contractual term							8 years 4 months 17 days
Stock options outstanding and exercisable							$ 300,000	200,000
Unrecognized compensation costs							200,000
Fair value of restricted stock							$ 1,300,000	$ 1,500,000
Common stock, par value (in Dollars per share)					$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Issued and outstanding percentage							100.00%
Preferred stock, shares issued (in Shares)										10,000,000
Preferred stock per value (in Dollars per share)										$ 0.00001
Common stock, shares outstanding (in Shares)					23,122,149		20,000,000	147,984,230	23,122,149
Common stock shares authorized (in Shares)										110,000,000
Shares issued (in Shares)	2,340,707
Additional paid in capital				$ 9,116,000
Shares issued, price per share (in Dollars per share)			$ 8
Finder's fee payment capitalized			$ 2,300,000	2,300,000	$ 2,200,000				$ 2,200,000
Weighted-average remaining contractual term of employees outstanding					7 years 10 months 2 days
Intrinsic value of employees outstanding					$ 0				0
Intrinsic value of employees exercisable					0				0
Fair value of stock options outstanding					300,000	700,000			300,000
Fair value of stock options exercisable					$ 100,000	200,000			$ 100,000
Shares authorized (in Shares)					110,000,000				110,000,000
LiveOne 2016 Equity Incentive Plan [Member]
Stockholders’ Equity [Line Items]
Common stock shares reserved (in Shares)		17,600,000											12,600,000
Number of shares issued (in Shares)		5,000,000
PodcastOne 2022 Equity Plan [Member]
Stockholders’ Equity [Line Items]
Common stock shares reserved (in Shares)										2,000,000
Granted common stock (in Shares)									651,561
Fair value per share (in Dollars per share)					$ 4.39				$ 4.39
Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock shares authorized (in Shares)										100,000,000
Additional paid in capital
Shares authorized (in Shares)					100,000,000				100,000,000
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Common stock shares authorized (in Shares)										10,000,000
Shares authorized (in Shares)					10,000,000				10,000,000
Conversion of Debt into Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued (in Shares)	2,340,707
Fair value per share (in Dollars per share)	$ 4.39
Warrant price per share (in Dollars per share)	$ 3
Additional paid in capital	$ 9,100,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares cancelled (in Shares)							20,000,000
Share-Based Payment Arrangement, Option [Member]
Stockholders’ Equity [Line Items]
Unrecognized compensation costs					$ 100,000				$ 100,000
Weighted-average service period					9 months
Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Unrecognized compensation costs					$ 100,000				100,000
Weighted-average service period					343 days
Fair value of restricted stock units					$ 1,100,000	$ 1,500,000
Restricted Stock Units (RSUs) [Member] | PodcastOne 2022 Equity Plan [Member]
Stockholders’ Equity [Line Items]
Recognized stock compensation									900,000
Unrecognized compensation costs					$ 1,900,000				$ 1,900,000
Weighted-average service period									8 months 8 days
Authorized Common Stock and Authority to Create Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares cancelled (in Shares)					127,984,230		127,984,230		127,984,230
Authorized Common Stock and Authority to Create Preferred Stock [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares cancelled (in Shares)							200,000,000
LiveOne 2016 Equity Incentive Plan [Member]
Stockholders’ Equity [Line Items]
Common stock, shares cancelled (in Shares)							12,600,000					5,000,000
Stock-based compensation expense							$ 1,000,000
Recognized stock compensation								$ 0
Options Grants to the Company’s Employees [Member]
Stockholders’ Equity [Line Items]
Weighted-average service period							1 year 3 months
Weighted-average contractual term							8 years 3 months 29 days
Stock options outstanding and exercisable							$ 700,000	$ 700,000
Options Grants to the Company’s Employees [Member] | Minimum [Member]
Stockholders’ Equity [Line Items]
Weighted-average remaining contractual term of employees exercisable							2 years
Options Grants to the Company’s Employees [Member] | Maximum [Member]
Stockholders’ Equity [Line Items]
Weighted-average remaining contractual term of employees exercisable							4 years
Restricted Stock Units Grants [Member]
Stockholders’ Equity [Line Items]
Unrecognized cost							$ 200,000
PodcastOne 2022 Equity Plan [Member]
Stockholders’ Equity [Line Items]
Common stock, shares cancelled (in Shares)											2,000,000
Authorized Common Stock and Authority to Create Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares cancelled (in Shares)							200,000,000			100,000,000
Common stock, par value (in Dollars per share)							$ 0.001
LiveXLive PodcastOne [Member]
Stockholders’ Equity [Line Items]
Common stock, shares outstanding (in Shares)					17,000,000				17,000,000
Ownership percentage					74.00%				74.00%